SCHEDULE OF EARNINGS (LOSSES) BEFORE INCOME TAXES BY JURISDICTIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
PRC, excluding Hong Kong	$ 175,225,854	$ 171,787,763	$ 170,830,607
U.S.	(11,303,223)	(28,866,395)	(19,408,283)
BVI	2,341,136	3,488,680	2,498,629
Hong Kong	(260,472)	(2,280)	(1,712)
Total	$ 166,003,295	$ 146,407,768	$ 153,919,241